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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Belvedere Capital Partners LLC
Address: One Maritime Plaza
         Suite 825
         San Francisco, CA 94111

Note: The shares over which Belvedere Capital Partners LLC has investment discretion are held of record by California Community Financial Institutions Fund Limited Partnership, a California limited partnership.

13F File Number: 28-11120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Thomas Byrom
Title: Sole Manager
Phone: 925-984-5811

Signature, Place, and Date of Signing:

   /S/ J. THOMAS BYROM         San Francisco, CA            May 8, 2006
--------------------------  ------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

SEC 1685 (10-03) Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $56,311 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1   J. Thomas Byrom           28-11121

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                          FORM 13F INFORMATION TABLE

   COLUMN 1       COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
   --------    -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                          VOTING AUTHORITY
                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
  Placer
  Sierra
  Bancshares    Common Stock  726079106 $56,311  1,972,379 SH          Sole      N/A    1,972,379

[Repeat as necessary]

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